UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE
	(INSERT CHANGES FROM AWE BELOW)
Report for the Calendar Year or Quarter Ended:  06/30/01

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
	[  ] adds new holdings
		entries.
Institutional Investment Manager Filing this Report:

Name:	Princeton Capital Management, Inc.
Address:	47 Hulfish Street, Suite 500
	Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ann W. Elmes
Title:	Director
Phone:	(609) 924-6867

Signature, Place, and Date of Signing:
	(INSERT DATE BELOW)
Ann W. Elmes              Princeton, New Jersey      08/1/01
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:
	(INSERT CHANGES FROM AWE BELOW)
Form 13F Information Table Entry Total:		108
	(INSERT CHANGES FROM AWE BELOW)
Form 13F Information Table Value Total:	$  137,012
	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 NONE

PRINCETON CAPITAL MANAGEMENT
FORM 13F
13 F
June 30, 2001

                                                                                               Voting Authority
                                       Title                                                   ----------------------------
                                       of                 Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                         Class  CUSIP       (x$1000)  Prn Amt  Prn Call Dscretn  Mgrs  Sole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- -------  -------------- -------- --------

AOL Time Warner                        COM    02364J104          644    12150SH       Sole                1000     3000     8150
ATT                                    COM    001957109         2003    91040SH       Sole                7600    16200    67240
Abbott Laboratories                    COM    002824100         2738    57034SH       Sole                 775    15200    41059
Adobe Systems                          COM    00724F101         1488    31658SH       Sole                1850     5600    24208
Agilent Technologies                   COM    00846U101          251     7731SH       Sole                 710     1505     5516
American Home Prod                     COM    026609107          262     4452SH       Sole                                  4452
American Intl Group                    COM    026874107          971    11425SH       Sole                                 11425
Anadarko Petroleum                     COM    032511107          988    18325SH       Sole                1218     3866    13241
Ascential Software                     COM    456779107          624   106774SH       Sole               14500    20500    71774
Aspect Communications                  COM    04523Q102          299    42800SH       Sole                 200             42600
At Home Corp                           COM    045919107          199    92850SH       Sole                                 92850
BP PLC                                 COM    055622104         2776    55682SH       Sole               17709    12648    25325
Banc One                               COM    06423A103          464    12962SH       Sole                5864     1000     6098
BellSouth                              COM    079860102         1047    26000SH       Sole                2800     7200    16000
Bioject Medical Technologies           COM    09059t206          566    47920SH       Sole                 500             47420
Black Hills Corp                       COM    092113109          362     9000SH       Sole                                  9000
Boeing                                 COM    097023105         1081    19450SH       Sole                                 19450
Bristol Myers Squibb                   COM    110122108          788    15061SH       Sole                5000             10061
Catalytica Energy Systems              COM    148884109          265    12214SH       Sole                                 12214
Caterpillar                            COM    149123101          421     8416SH       Sole                                  8416
Chevron                                COM    166751107         1858    20528SH       Sole                6775     1325    12428
Chiron                                 COM    170040109          830    16275SH       Sole                 950     1600    13725
Chubb                                  COM    171232101          201     2600SH       Sole                 200              2400
Cigna                                  COM    125509109         1596    16652SH       Sole                5100     1600     9952
Citigroup                              COM    172967101         2049    38783SH       Sole                1784     4800    32199
Coca Cola                              COM    191216100          675    15000SH       Sole                 600     4300    10100
Coherent                               COM    192479103         3111    86017SH       Sole                1100     4500    80417
Comcast Corp-Special Cl A              COM    200300200          525    12091SH       Sole                                 12091
Convergys                              COM    212485106          384    12700SH       Sole                 200             12500
Corixa                                 COM    21887F100          419    24565SH       Sole                2878     3808    17879
Corning Inc                            COM    219350105          864    51685SH       Sole               12425    12575    26685
Creo Products                          COM    225606102         1399    76075SH       Sole                                 76075
Curis                                  COM    231269101          401    83004SH       Sole                 500             82504
Digital River                          COM    25388B104          274    61000SH       Sole                5000             56000
Dusa Pharmaceuticals                   COM    266898105          300    21022SH       Sole                                 21022
Eastman Kodak                          COM    277461109          483    10347SH       Sole                2035     4200     4112
Emerson Electric                       COM    291011104          224     3700SH       Sole                         1600     2100
Emisphere Technol.                     COM    291345106         2857    98265SH       Sole                4240     6900    87125
Enron Corp                             COM    293561106         1657    33755SH       Sole               10312     1400    22043
Ericsson                               COM    294821400           67    12450SH       Sole               11500               950
Ericsson Cl B ADR                      COM    294821400           87    16000SH       Sole                                 16000
Exxon Mobil                            COM    30231G102         3647    41757SH       Sole                8000     5932    27825
FleetBoston Financial                  COM    339030108          975    24710SH       Sole                9409     9539     5762
Ford Motor                             COM    345370100         1546    62989SH       Sole                5922    14511    42557
General Electric                       COM    369604103        11509   236077SH       Sole               62640    75800    97637
Georgia Pacific                        COM    373298108          311     9200SH       Sole                         6000     3200
Harris Corp                            COM    413875105         3552   130540SH       Sole                1000            129540
Hewlett Packard                        COM    428236103         1105    38634SH       Sole                2520    10300    25814
IBM Corp                               COM    459200101         2355    20838SH       Sole                 500     3250    17088
IDX Systems                            COM    449491109          291    24250SH       Sole                                 24250
ImageX.com                             COM    45244D102          447   357700SH       Sole               42000            315700
ImageX.com plus Warrants               COM                       481   385000SH       Sole               20000            365000
Immunex                                COM    452528102          571    32154SH       Sole                1000     5000    26154
InFocus Systems                        COM    45665B106          285    14000SH       Sole                                 14000
Indigo                                 COM    N44495104         5700  1106800SH       Sole               70200    38700   997900
Intel                                  COM    458140100          651    22249SH       Sole                2000      600    19649
Interpublic Group                      COM    460690100          411    14014SH       Sole               14014
J.P.Morgan Chase                       COM    616880100         1876    42067SH       Sole                        23955    18112
Johnson & Johnson                      COM    478160104         2115    42302SH       Sole                9600     1600    31102
Kopin Corp                             COM    500600101         1673   137800SH       Sole                1700            136100
Lilly (Eli)                            COM    532457108          981    13257SH       Sole                         2600    10657
Lucent Technologies                    COM    549463107          592    95268SH       Sole               30880    17108    47280
Martek                                 COM    572901106        15881   557217SH       Sole              122492    13500   421225
McGraw Hill                            COM    580645109          814    12300SH       Sole                 400     6400     5500
Mckesson HBOC                          COM    58155Q103         2221    59825SH       Sole                1700    10400    47725
Mercantile Bankshares                  COM    587405101          418    10690SH       Sole                4945              5745
Merck                                  COM    589331107         3573    55904SH       Sole                6700    15850    33354
Microsoft                              COM    594918104          677     9271SH       Sole                         3000     6271
Microware                              COM    595150103          138   288000SH       Sole               65100    13000   209900
Minn Mng & Mfg                         COM    604059105          221     1933SH       Sole                 160              1773
Motorola                               COM    620076109         1673   101044SH       Sole               11721    19260    70063
Norfolk Southern                       COM    655844108          632    30480SH       Sole                6000    14300    10180
Oracle                                 COM    68389X105         1173    61750SH       Sole                2600    11300    47850
Peregrine Systems                      COM    71366q101          545    18800SH       Sole                1500     1825    15475
Pfizer                                 COM    717081103         1103    27539SH       Sole                 600     3575    23364
Pharmacyclics                          COM    716933106         1296    38232SH       Sole                 750             37482
Philip Morris                          COM    718154107          373     7350SH       Sole                1995      300     5055
Procter & Gamble                       COM    742718109          520     8150SH       Sole                                  8150
QRS Corp                               COM    74726X105         1783   107400SH       Sole                1000            106400
RCN Corporation                        COM    749361101          177    32200SH       Sole               30000              2200
Reliant Energy                         COM    442161105          258     8000SH       Sole                                  8000
SBC Communications                     COM    78387G103          974    24317SH       Sole                2758             21559
Schering Plough                        COM    806605101         3973   109624SH       Sole               14000    27500    68124
Scientific-Atlanta                     COM    808655104         1701    41900SH       Sole                1700     5000    35200
Scitex Corp                            COM    809090103         1527   216550SH       Sole                3000            213550
Sepracor                               COM    817315104         1619    40676SH       Sole                7705     8800    24171
SonoSite                               COM    83568G104         1041    53665SH       Sole                                 53665
Southern Company                       COM    842587107          296    12750SH       Sole                4200      550     8000
SpectRx                                COM    847635109          688    83247SH       Sole                                 83247
Sun Microsystems                       COM    866810104         1154    73385SH       Sole               15800    10800    46785
Tarantella                             COM    801833104          457   267200SH       Sole               97500            169700
Texaco                                 COM    881694103          380     5700SH       Sole                1200      250     4250
Texas Instruments                      COM    882508104          504    15800SH       Sole                 600     4200    11000
Trimble Navigation LTD                 COM    896239100          335    17200SH       Sole                                 17200
Union Pacific                          COM    907818108         1159    21108SH       Sole                3674     4700    12734
United Technologies                    COM    913017109          733    10000SH       Sole                                 10000
Universal Display                      COM    91347P105         3399   173400SH       Sole                1000            172400
Verizon Communications                 COM    077853109         1236    23104SH       Sole                 244     4254    18606
Viragen                                COM    927638106           26    20500SH       Sole                                 20500
Voxware                                COM    92906l105            5    17600SH       Sole               12600              5000
WAWA, Inc                              COM                       296      360SH       Sole                 190      170
Wachovia Bank                          COM    929771103          797    11200SH       Sole                 200             11000
Wind River Systems                     COM    973149107          448    25650SH       Sole                                 25650
XEIKON NV                              COM    984003103          126    93700SH       Sole                                 93700
duPont                                 COM    263534109          925    19167SH       Sole                6900             12267
eMagin Corp                            COM    29076n107          132    62900SH       Sole                                 62900
National Data Corp                     CONV   635621AA3           32    30000PRN      Sole                                 30000
Indigo Warrants                                                    4    20000SH       Sole                                 20000
REPORT SUMMARY                         108 DATA RECORDS       137012         0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED